Business Combinations and Divestitures Divestitures (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 109
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 69
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years
Patented Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 39
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	9 years
Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 1
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year